Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating activities
Net income	$ 32,922	$ 78,769
Add (deduct) items not affecting cash:
Finance costs	13,551	6,713
Income tax expense	47,493	26,188
Depreciation, amortization and depletion	36,888	32,828
Gain on investments, net	(33,676)	(12,451)
Loss on derivative liabilities	178,544	9,011
Share of loss in associates	532	2,806
Dilution loss on investment in associate	285
Loss on disposal of plant and equipment	226	163
Share-based compensation	4,125	3,692
Reclamation expenditures	(1,131)	(819)
Income taxes paid	(34,408)	(15,731)
Long-term deposit received	43,875
Interest paid	(82)	(126)
Changes in non-cash operating working capital	21,424	7,588
Net cash provided by operating activities	310,568	138,631
Investing activities
Payment on plant and equipment acquisition	(12,857)	(19,986)
Proceeds from disposal of plant and equipment	14	46
Payment on mineral rights and properties acquisition		(6,224)
Proceeds from disposal of mineral rights and properties	12
Payment on mineral exploration and development expenditures	(116,396)	(59,817)
Acquisition of Chaarat ZAAV CJSC	(91,696)
Payment on reclamation deposits	(711)	(83)
Refunds from reclamation deposits	634	209
Payment on other investments acquisition	(2,040)	(20,953)
Proceeds from disposal of other investments	740	36,289
Payment on acquisition of shares in associates	(9,382)	(4)
Loan advanced to a third party	(2,500)
Payment on short-term investment acquisition	(141)	(108,320)
Proceeds on short-term investment redemption	4,983	134,176
Net cash used in investing activities	(229,340)	(44,667)
Financing activities
Net proceeds from issuance of convertible notes		143,324
Interest paid on convertible notes	(7,521)
Repayment of long-term deposits		(13,250)
Lease payment	(258)	(271)
Cash dividends distributed	(5,482)	(4,948)
Non-controlling interests distribution	(24,888)	(11,049)
Related parties loan made		(500)
Proceeds from issuance of common shares	6,287	2,774
Common shares repurchased as part of normal course issuer bid		(963)
Net cash (used in) provided by financing activities	(31,862)	115,117
Effect of exchange rate changes on cash and cash equivalents	8,645	1,955
Increase in cash and cash equivalents	58,011	211,036
Cash and cash equivalents, beginning of the year	363,978	152,942
Cash and cash equivalents, end of the year	$ 421,989	$ 363,978